Summary of Significant Accounting Policies (Details) - USD ($)					12 Months Ended
	Mar. 31, 2023	Dec. 01, 2022	Jan. 15, 2022	Nov. 24, 2021	Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Percentage of restricted cash					25.00%
Impairment of goodwill (in Dollars)					$ 14,308
Tax benefit percentage					50.00%
Common shares issued for acquisition (in Shares)					201,613
Ameri-Can [Member]
Summary of Significant Accounting Policies [Line Items]
Acquired ownership percentage		100.00%
RIL [Member]
Summary of Significant Accounting Policies [Line Items]
Acquired percentage	20.00%		80.00%	70.00%